Other Components of Equity - Summary of Movement of Cost of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Balance at the beginning		₨ 440,564.6	₨ 519,135.8	₨ 598,034.7
Gain/(loss) recognized on cash flow hedges	$ (889.8)	(73,111.8)	(82,654.9)	44,248.7
(Gain)/loss reclassified to profit or loss	779.9	64,065.0	(8,093.1)	10,201.3
Balance at the end	5,833.7	479,355.5	440,564.6	519,135.8
Of the above balance related to:
Equity	5,833.7			519,135.8
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member]
Balance at the beginning	10.5	864.3	(6.1)	(4,428.7)
Gain/(loss) recognized on cash flow hedges	(150.5)	(12,364.5)	1,603.0	5,791.9
Income tax relating to gain/loss recognized on cash flow hedges	17.0	1,399.3	(243.3)	(1,169.8)
(Gain)/loss reclassified to profit or loss	(2.5)	(206.2)	(1,879.4)	(1,254.6)
Income tax relating to gain/loss reclassified to profit or loss	(2.1)	(174.2)	343.6	181.7
Amounts removed from hedge reserve and recognized in inventory	5.9	484.5	1,292.0	1,077.2
Income tax related to amounts removed from hedge reserve and recognized in inventory	(1.1)	(91.4)	(245.5)	(203.8)
Balance at the end	(122.8)	(10,088.2)	864.3	(6.1)
Of the above balance related to:
Equity	(122.8)			(6.1)
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member] | Continued Hedges [Member]
Balance at the beginning		864.3	(6.1)
Balance at the end	(122.8)	₨ (10,088.2)	864.3	(6.1)
Of the above balance related to:
Equity	$ (122.8)			(6.1)
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member] | Discontinued Hedges [Member]
Balance at the beginning			₨ 0.0
Balance at the end				0.0
Of the above balance related to:
Equity				₨ 0.0